Nature of Operations - Additional Information (Details)	12 Months Ended
Dec. 31, 2018
Rye Patch [member]
Disclosure Of Nature Of Operations [Line Items]
Percentage of ownership interest acquired	100.00%
Ana Paula Property | Mexico | Minera Aurea
Disclosure Of Nature Of Operations [Line Items]
Proportion of ownership interest in property	100.00%